Schedule H - Line 4a (Tables)	12 Months Ended
Dec. 31, 2025
EBP 43-1804048 003 [Member]
Notes Tables
EBP, Schedule of Delinquent Participant Contribution [Text Block]
SCHEDULE H, LINE 4a — SCHEDULE OF DELIQUENT PARTICIPANT CONTRIBUTIONS
AS OF DECEMBER 31, 2025 AND FOR THE YEAR THEN ENDED
Participant Contributions Transferred Late to Plan	Total that Constitutes Nonexempt Prohibited Transactions
Check here if late participant loan repayments are included ☐	Contributions not corrected	Contributions corrected outside VFCP	Contributions pending correction in VFCP	Total fully corrected under VFCP and PTE 2002-51
$4,123	$ -	$ -	$ -	$4,123